Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events

14.Subsequent Events

On August 26, 2025, the Company entered into a Sales Agreement with AC Sunshine Securities LLC, acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, up to $50,000,000 of the Company’s American Depositary Shares, each representing nine hundred (900) Class A ordinary shares, $0.0001 par value per share, of the Company.